UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48484-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2014 (unaudited)

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (41.9%)

             CONSUMER DISCRETIONARY (2.3%)
             -----------------------------
             APPAREL RETAIL (0.2%)
$   10,000   L Brands, Inc.                                             5.63%        2/15/2022      $   10,562
                                                                                                    ----------
             CABLE & SATELLITE (0.7%)
    10,000   NBCUniversal Enterprise, Inc. (a)                          1.97         4/15/2019           9,846
    10,000   NBCUniversal Media, LLC                                    5.15         4/30/2020          11,432
    10,000   Time Warner Cable, Inc.                                    6.75         7/01/2018          11,860
                                                                                                    ----------
                                                                                                        33,138
                                                                                                    ----------
             CASINOS & GAMING (0.2%)
     3,000   International Game Technology                              7.50         6/15/2019           3,544
     5,000   Marina District Finance Co., Inc.                          9.88         8/15/2018           5,344
                                                                                                    ----------
                                                                                                         8,888
                                                                                                    ----------
             CATALOG RETAIL (0.1%)
     4,000   QVC, Inc. (a)                                              3.13         4/01/2019           4,027
                                                                                                    ----------
             EDUCATION SERVICES (0.1%)
     6,080   Princeton Theological Seminary                             4.11         7/01/2023           6,330
                                                                                                    ----------
             HOME FURNISHINGS (0.2%)
     4,848   Serta Simmons Holdings, LLC (b)                            4.25        10/01/2019           4,860
     4,153   Tempur Sealy International, Inc. (b)                       3.50         3/18/2020           4,133
                                                                                                    ----------
                                                                                                         8,993
                                                                                                    ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     5,000   Hyatt Hotels Corp.                                         3.38         7/15/2023           4,771
                                                                                                    ----------
             MOVIES & ENTERTAINMENT (0.1%)
     1,105   Metropolitan Opera Assoc., Inc.                            1.79        10/01/2017           1,132
     2,235   Metropolitan Opera Assoc., Inc.                            2.14        10/01/2018           2,249
     2,285   Metropolitan Opera Assoc., Inc.                            2.39        10/01/2019           2,315
                                                                                                    ----------
                                                                                                         5,696
                                                                                                    ----------
             RESTAURANTS (0.3%)
    15,500   Aramark Corp. (b)                                          3.25         9/07/2019          15,356
                                                                                                    ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     5,000   Hillenbrand, Inc.                                          5.50         7/15/2020           5,321
                                                                                                    ----------
             SPECIALTY STORES (0.2%)
     8,866   Harbor Freight Tools USA, Inc. (b)                         4.75         7/26/2019           8,928
                                                                                                    ----------
             Total Consumer Discretionary                                                               12,010
                                                                                                    ----------
             CONSUMER STAPLES (1.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     4,000   Bunge Ltd. Finance Co.                                     8.50         6/15/2019           4,997
                                                                                                    ----------
             DRUG RETAIL (0.4%)
     7,973   CVS Pass-Through Trust                                     6.04        12/10/2028           9,133
     4,551   CVS Pass-Through Trust (a)                                 7.51         1/10/2032           5,645

================================================================================

1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    4,733   CVS Pass-Through Trust (a)                                 5.93%        1/10/2034      $    5,351
                                                                                                    ----------
                                                                                                        20,129
                                                                                                    ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000   Costco Wholesale Corp.                                     1.70        12/15/2019          19,521
                                                                                                    ----------
             PACKAGED FOODS & MEAT (0.5%)
     3,970   H.J. Heinz Co. (b)                                         3.50         6/05/2020           3,982
    10,000   Kraft Foods Group, Inc.                                    3.50         6/06/2022          10,182
    10,000   Smucker (J.M.) Co.                                         3.50        10/15/2021          10,282
                                                                                                    ----------
                                                                                                        24,446
                                                                                                    ----------
             PERSONAL PRODUCTS (0.1%)
     2,178   Prestige Brands, Inc. (b)                                  3.79         1/31/2019           2,178
                                                                                                    ----------
             SOFT DRINKS (0.1%)
     5,000   PepsiCo, Inc.                                              7.90        11/01/2018           6,271
                                                                                                    ----------
             TOBACCO (0.1%)
     5,000   Lorillard Tobacco Co.                                      2.30         8/21/2017           5,107
                                                                                                    ----------
             Total Consumer Staples                                                                     82,649
                                                                                                    ----------
             ENERGY (6.3%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
     5,000   Peabody Energy Corp.                                       6.00        11/15/2018           5,338
     4,000   Peabody Energy Corp.                                       6.50         9/15/2020           4,190
                                                                                                    ----------
                                                                                                         9,528
                                                                                                    ----------
             INTEGRATED OIL & GAS (0.1%)
     5,000   Hess Corp.                                                 8.13         2/15/2019           6,304
                                                                                                    ----------
             OIL & GAS DRILLING (0.7%)
     3,000   Nabors Industries, Inc.                                    9.25         1/15/2019           3,728
     7,000   Nabors Industries, Inc.                                    4.63         9/15/2021           7,357
    10,000   Noble Holding International Ltd.                           4.90         8/01/2020          10,798
     5,000   Rowan Companies, Inc.                                      7.88         8/01/2019           6,125
     5,000   Rowan Companies, Inc.                                      4.88         6/01/2022           5,294
                                                                                                    ----------
                                                                                                        33,302
                                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
     5,000   Baker Hughes, Inc.                                         7.50        11/15/2018           6,142
     5,000   Weatherford Bermuda                                        9.63         3/01/2019           6,567
     5,000   Weatherford Bermuda                                        4.50         4/15/2022           5,282
                                                                                                    ----------
                                                                                                        17,991
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
     5,000   Anadarko Petroleum Corp.                                   5.95         9/15/2016           5,576
     5,000   Chesapeake Energy Corp.                                    3.48 (c)     4/15/2019           5,053
    10,000   Chesapeake Energy Corp.                                    6.13         2/15/2021          11,000
     5,000   Denbury Resources, Inc.                                    4.63         7/15/2023           4,781
     4,000   EQT Corp.                                                  8.13         6/01/2019           4,900
     5,000   Forest Oil Corp.                                           7.25         6/15/2019           4,412
     3,000   Newfield Exploration Co.                                   5.75         1/30/2022           3,232
     6,730   Newfield Exploration Co.                                   5.63         7/01/2024           7,050
     5,000   Noble Energy, Inc.                                         8.25         3/01/2019           6,253
     5,000   QEP Resources, Inc.                                        6.88         3/01/2021           5,550
     5,000   Samson Investment Co. (b)                                  5.00         9/25/2018           5,007
     5,000   WPX Energy, Inc.                                           5.25         1/15/2017           5,381
                                                                                                    ----------
                                                                                                        68,195
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   Valero Energy Corp. (d)                                    9.38         3/15/2019           6,536
                                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.3%)
    10,000   Buckeye Partners, LP                                       2.65        11/15/2018           9,955

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   15,000   DCP Midstream, LLC (a)                                     5.85%        5/21/2043      $   14,250
     4,000   Enbridge Energy Partners, LP                               8.05        10/01/2037           4,537
     3,000   Energy Transfer Partners, LP                               9.00         4/15/2019           3,836
     7,000   Energy Transfer Partners, LP                               5.20         2/01/2022           7,666
    20,010   Energy Transfer Partners, LP                               3.26 (c)    11/01/2066          18,609
    10,000   Enterprise Products Operating, LLC (d)                     6.30         9/15/2017          11,582
     5,000   Enterprise Products Operating, LLC                         3.90         2/15/2024           5,067
     5,000   Enterprise Products Operating, LLC                         7.03         1/15/2068           5,667
     5,000   NGPL PipeCo, LLC (a)                                       7.12        12/15/2017           4,975
    10,000   NuStar Logistics, LP                                       8.15         4/15/2018          11,450
     5,000   Oneok Partners, LP                                         8.63         3/01/2019           6,265
     5,000   Plains All American Pipeline, LP                           6.50         5/01/2018           5,872
     3,000   Plains All American Pipeline, LP                           8.75         5/01/2019           3,873
     5,000   Questar Pipeline Co.                                       5.83         2/01/2018           5,670
     7,000   Regency Energy Partners                                    4.50        11/01/2023           6,633
    10,000   Sabine Pass LNG, LP                                        7.50        11/30/2016          11,150
    10,000   TC PipeLines, LP                                           4.65         6/15/2021          10,489
    10,000   Western Gas Partners, LP                                   5.38         6/01/2021          11,203
                                                                                                    ----------
                                                                                                       158,749
                                                                                                    ----------
             Total Energy                                                                              300,605
                                                                                                    ----------
             FINANCIALS (17.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    10,000   Ares Capital Corp.                                         4.88        11/30/2018          10,438
     5,000   Bank of New York Mellon                                    2.40         1/17/2017           5,177
    10,000   Bank of New York Mellon                                    1.30         1/25/2018           9,847
     2,950   Mellon Funding Corp.                                       0.39 (c)     5/15/2014           2,950
    10,000   Prospect Capital Corp.                                     5.00         7/15/2019          10,206
    22,500   State Street Capital Trust IV                              1.23 (c)     6/01/2077          18,844
                                                                                                    ----------
                                                                                                        57,462
                                                                                                    ----------
             CONSUMER FINANCE (0.9%)
     3,000   Ally Financial, Inc.                                       4.63         6/26/2015           3,121
    10,000   American Express Credit Corp.                              1.08 (c)     6/24/2014          10,012
     5,000   Capital One Bank USA, N.A.                                 3.38         2/15/2023           4,948
     5,000   Capital One Financial Corp.                                4.75         7/15/2021           5,527
    10,000   Capital One Financial Corp.                                3.75         4/24/2024          10,039
    10,000   Caterpillar Financial Services, Corp.                      1.25        11/06/2017           9,997
                                                                                                    ----------
                                                                                                        43,644
                                                                                                    ----------
             DIVERSIFIED BANKS (0.4%)
     7,000   HSBC USA, Inc.                                             2.38         2/13/2015           7,113
    15,000   USB Realty Corp. (a)                                       1.48 (c)             -(e)       13,950
                                                                                                    ----------
                                                                                                        21,063
                                                                                                    ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000   Morgan Stanley                                             4.88        11/01/2022          10,571
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (2.3%)
    10,000   Forethought Financial Group (a)                            8.63         4/15/2021          11,352
    10,000   Lincoln National Corp.                                     4.20         3/15/2022          10,574
     8,000   Lincoln National Corp.                                     7.00         5/17/2066           8,342
    10,000   Metlife, Inc.                                              4.13         8/13/2042           9,595
    10,000   New York Life Global Funding (a)                           1.30         1/12/2015          10,066
     4,000   Ohio National Financial Services, Inc. (a)                 6.38         4/30/2020           4,643
     5,000   Ohio National Financial Services, Inc. (a)                 6.63         5/01/2031           5,970
    10,000   Primerica, Inc.                                            4.75         7/15/2022          10,647
    10,000   Prudential Financial, Inc.                                 5.63         6/15/2043          10,375
     5,000   Prudential Holdings, LLC (a)                               7.25        12/18/2023           6,156
    15,700   StanCorp Financial Group, Inc.                             5.00         8/15/2022          16,102
     5,625   StanCorp Financial Group, Inc.                             6.90         6/01/2067           5,796
                                                                                                    ----------
                                                                                                       109,618
                                                                                                    ----------

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.5%)
$   17,500   Genworth Holdings, Inc.                                    6.15%       11/15/2066      $   16,428
    16,000   Glen Meadow Pass-Through Trust (a)                         6.51         2/12/2067          16,000
     5,000   HCC Insurance Holdings, Inc.                               6.30        11/15/2019           5,874
    10,000   Loews Corp.                                                2.63         5/15/2023           9,378
    10,000   MassMutual Global Funding II (a)                           3.60         4/09/2024          10,173
    14,505   Nationwide Mutual Insurance Co. (a)                        5.81        12/15/2024          14,686
                                                                                                    ----------
                                                                                                        72,539
                                                                                                    ----------
             MULTI-SECTOR HOLDINGS (0.5%)
     7,000   Berkshire Hathaway Finance Corp.                           4.85         1/15/2015           7,222
    10,000   Berkshire Hathaway Finance Corp.                           1.30         5/15/2018           9,893
     5,000   Lubrizol Corp.                                             8.88         2/01/2019           6,453
                                                                                                    ----------
                                                                                                        23,568
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
     6,000   Bank of America Corp.                                      8.00                 -(e)        6,828
     9,000   Bank of America Corp.                                      4.00         4/01/2024           9,064
     5,000   Bank of America, N.A.                                      6.10         6/15/2017           5,651
        80   Citigroup Capital XIII                                     7.88        10/30/2040           2,185
    10,000   Citigroup, Inc.                                            4.45         1/10/2017          10,808
    15,000   GECC/LJ VP Holdings, LLC (a)                               3.80         6/18/2019          15,927
     5,000   General Electric Capital Corp.                             6.25                 -(e)        5,455
     9,000   General Electric Capital Corp.                             6.38        11/15/2067          10,035
     5,000   Icahn Enterprises, LP (a)                                  3.50         3/15/2017           5,050
    10,000   ILFC E-Capital Trust I (a)                                 5.21 (c)    12/21/2065           9,550
     3,000   JPMorgan Chase & Co.                                       7.90                 -(e)        3,405
     2,610   JPMorgan Chase Bank N.A.                                   6.00        10/01/2017           2,978
     5,000   JPMorgan Chase Capital XXI                                 1.19 (c)     2/02/2037           4,075
                                                                                                    ----------
                                                                                                        91,011
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (2.2%)
     5,000   Allstate Corp.                                             5.75         8/15/2053           5,359
     2,000   Allstate Corp.                                             6.13         5/15/2067           2,123
    10,000   AmTrust Financial Services, Inc. (a)                       6.13         8/15/2023          10,009
     1,000   Assured Guaranty U.S. Holdings, Inc.                       6.40        12/15/2066             915
    20,050   Chubb Corp.                                                6.38         3/29/2067          22,356
    10,000   Ironshore Holdings, Inc. (a)                               8.50         5/15/2020          11,712
    19,300   Oil Insurance Ltd. (a)                                     3.22 (c)             -(e)       18,350
    10,000   ProAssurance Corp.                                         5.30        11/15/2023          10,756
    14,538   Progressive Corp.                                          6.70         6/15/2037          16,181
     5,000   Travelers Companies, Inc.                                  6.25         3/15/2037           5,375
                                                                                                    ----------
                                                                                                       103,136
                                                                                                    ----------
             REGIONAL BANKS (1.7%)
     5,000   AmSouth Bancorp.                                           6.75        11/01/2025           5,649
     5,000   Fifth Third Bancorp                                        2.30         3/01/2019           4,996
     3,500   First Maryland Capital Trust I                             1.23 (c)     1/15/2027           3,080
    10,000   First Niagara Financial Group, Inc.                        7.25        12/15/2021          11,445
    10,000   FirstMerit Corp.                                           4.35         2/04/2023          10,351
     7,000   PNC Bank NA                                                4.20        11/01/2025           7,295
     3,000   PNC Financial Services                                     2.85        11/09/2022           2,890
    15,000   RBS Citizens Financial Group, Inc. (a)                     4.15         9/28/2022          14,924
     5,000   Susquehanna Bancshares                                     5.38         8/15/2022           4,919
    10,000   TCF National Bank                                          6.25         6/08/2022          10,636
     5,000   Webster Financial Corp.                                    4.38         2/15/2024           5,012
                                                                                                    ----------
                                                                                                        81,197
                                                                                                    ----------
             REINSURANCE (0.3%)
    10,000   Alterra Finance, LLC                                       6.25         9/30/2020          11,530
                                                                                                    ----------
             REITs - DIVERSIFIED (0.3%)
     5,000   Liberty Property, LP                                       6.63        10/01/2017           5,752
    10,000   Washington REIT                                            3.95        10/15/2022           9,913
                                                                                                    ----------
                                                                                                        15,665
                                                                                                    ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             REITs - HEALTH CARE (0.2%)
$   10,000   Ventas Realty, LP                                          4.00%        4/30/2019      $   10,691
                                                                                                    ----------
             REITs - INDUSTRIAL (0.1%)
     5,000   ProLogis LP                                                7.38        10/30/2019           6,183
                                                                                                    ----------
             REITs - OFFICE (1.7%)
     5,000   Alexandria Real Estate Equities, Inc.                      4.60         4/01/2022           5,239
    10,000   ARC Properties Operating Partnership (a)                   3.00         2/06/2019          10,032
     5,000   BioMed Realty, LP                                          3.85         4/15/2016           5,262
     5,000   BioMed Realty, LP                                          6.13         4/15/2020           5,755
     8,034   Boston Properties, LP                                      3.70        11/15/2018           8,566
    10,000   Boston Properties, LP                                      5.88        10/15/2019          11,666
    10,000   Boston Properties, LP                                      3.85         2/01/2023          10,224
    10,000   Columbia Property Trust Operating
                Partnership, LP                                         5.88         4/01/2018          10,521
     5,000   CommonWealth REIT                                          5.75        11/01/2015           5,228
     3,000   Mack-Cali Realty, LP                                       7.75         8/15/2019           3,581
     6,000   Reckson Operating Partnership, LP                          5.88         8/15/2014           6,077
                                                                                                    ----------
                                                                                                        82,151
                                                                                                    ----------
             REITs - RESIDENTIAL (0.3%)
     5,000   AvalonBay Communities, Inc.                                3.63        10/01/2020           5,199
     7,000   UDR, Inc.                                                  4.63         1/10/2022           7,500
                                                                                                    ----------
                                                                                                        12,699
                                                                                                    ----------
             REITs - RETAIL (0.8%)
     3,000   Federal Realty Investment Trust                            5.90         4/01/2020           3,479
     7,000   Federal Realty Investment Trust                            3.00         8/01/2022           6,868
    10,000   Federal Realty Investment Trust                            2.75         6/01/2023           9,494
     5,000   National Retail Properties, Inc.                           6.88        10/15/2017           5,788
     2,000   Regency Centers, LP                                        6.00         6/15/2020           2,298
    10,000   Simon Property Group, LP                                   4.13        12/01/2021          10,753
                                                                                                    ----------
                                                                                                        38,680
                                                                                                    ----------
             REITs - SPECIALIZED (0.7%)
     5,000   Aviv Healthcare Properties, LP                             7.75         2/15/2019           5,387
    10,000   Crown Castle International Corp.                           5.25         1/15/2023          10,325
     4,000   EPR Properties                                             7.75         7/15/2020           4,756
    10,000   Health Care REIT, Inc.                                     6.13         4/15/2020          11,657
                                                                                                    ----------
                                                                                                        32,125
                                                                                                    ----------
             SPECIALIZED FINANCE (0.2%)
    10,000   National Rural Utilities Cooperative Finance
                Corp.                                                   4.75         4/30/2043           9,500
                                                                                                    ----------
             THRIFTS & MORTGAGE FINANCE (0.5%)
     5,000   Chittenden Corp.                                           0.92 (c)     2/14/2017           4,960
    17,685   People's United Financial, Inc.                            3.65        12/06/2022          17,540
                                                                                                    ----------
                                                                                                        22,500
                                                                                                    ----------
             Total Financials                                                                          855,533
                                                                                                    ----------
             HEALTH CARE (1.7%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    10,000   Covidien International Finance SA                          2.95         6/15/2023           9,633
                                                                                                    ----------
             HEALTH CARE FACILITIES (0.1%)
     5,000   HCA, Inc.                                                  5.00         3/15/2024           4,975
                                                                                                    ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    10,065   Thermo Fisher Scientific                                   3.60         8/15/2021          10,415
                                                                                                    ----------
             PHARMACEUTICALS (1.2%)
    15,000   Abbvie, Inc.                                               1.75        11/06/2017          15,103
    10,000   Genentech, Inc.                                            4.75         7/15/2015          10,501

================================================================================

5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   20,000   Mallinckrodt International Finance S.A.                    4.75%        4/15/2023      $   19,350
     9,850   Valeant Pharmaceuticals International, Inc. (b)            3.75         2/13/2019           9,861
                                                                                                    ----------
                                                                                                        54,815
                                                                                                    ----------
             Total Health Care                                                                          79,838
                                                                                                    ----------
             INDUSTRIALS (3.5%)
             ------------------
             AIRLINES (1.3%)
     2,163   America West Airlines, Inc. Pass-Through Trust             6.87         1/02/2017           2,293
     3,875   Continental Airlines, Inc. Pass-Through Trust              9.00         7/08/2016           4,417
     2,853   Continental Airlines, Inc. Pass-Through Trust              5.50         4/29/2022           3,010
     9,508   Continental Airlines, Inc. Pass-Through Trust              4.15         4/11/2024           9,746
     4,858   Continental Airlines, Inc. Pass-Through Trust              4.00        10/29/2024           4,944
    15,000   Hawaiian Airlines, Inc. Pass-Through Trust                 3.90         1/15/2026          14,606
     2,914   UAL Pass-Through Trust                                     2.60 (c)     7/02/2014           2,914
     5,000   United Airlines, Inc. Pass-Through Trust                   4.30         8/15/2025           5,150
     4,032   US Airways Group, Inc. Pass-Through Trust                  6.25         4/22/2023           4,556
    10,000   US Airways Group, Inc. Pass-Through Trust                  3.95        11/15/2025          10,025
                                                                                                    ----------
                                                                                                        61,661
                                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    10,000   CNH Capital, LLC                                           3.88        11/01/2015          10,300
     5,038   Terex Corp. (b)                                            3.50         4/28/2017           5,062
                                                                                                    ----------
                                                                                                        15,362
                                                                                                    ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     7,000   Eaton Corp.                                                2.75        11/02/2022           6,746
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
    10,000   Danaher Corp. (d)                                          5.63         1/15/2018          11,397
     7,120   Gates Investments, Inc. (b)                                3.75         9/29/2016           7,135
                                                                                                    ----------
                                                                                                        18,532
                                                                                                    ----------
             INDUSTRIAL MACHINERY (0.2%)
     1,500   Ingersoll-Rand Co.                                         9.00         8/15/2021           1,934
     1,500   SPX Corp.                                                  6.88         9/01/2017           1,710
     5,000   Stanley Black & Decker, Inc.                               5.75        12/15/2053           5,431
                                                                                                    ----------
                                                                                                         9,075
                                                                                                    ----------
             RAILROADS (0.6%)
     8,000   Burlington Northern Santa Fe, LLC                          3.75         4/01/2024           8,182
    10,000   TTX Co. (a)                                                5.40         2/15/2016          10,608
     5,000   TTX Co. (a)                                                4.15         1/15/2024           5,131
     5,000   Union Pacific Corp.                                        7.88         1/15/2019           6,078
                                                                                                    ----------
                                                                                                        29,999
                                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
    10,000   United Rentals North America, Inc.                         5.75         7/15/2018          10,750
     4,000   United Rentals North America, Inc.                         6.13         6/15/2023           4,320
                                                                                                    ----------
                                                                                                        15,070
                                                                                                    ----------
             TRUCKING (0.2%)
     5,000   J.B. Hunt Transport Services, Inc.                         3.85         3/15/2024           5,071
     5,000   Penske Truck Leasing Co., LP / PTL Finance
                Corp. (a)                                               3.38         3/15/2018           5,215
                                                                                                    ----------
                                                                                                        10,286
                                                                                                    ----------
             Total Industrials                                                                         166,731
                                                                                                    ----------
             INFORMATION TECHNOLOGY (0.7%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
     5,000   Cisco Systems, Inc.                                        2.90         3/04/2021           5,044
     5,000   Harris Corp.                                               5.95        12/01/2017           5,672
                                                                                                    ----------
                                                                                                        10,716
                                                                                                    ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
$    5,000   FLIR Systems, Inc.                                         3.75%        9/01/2016      $    5,275
                                                                                                    ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     4,238   Activision Blizzard, Inc. (b)                              3.25        10/12/2020           4,241
                                                                                                    ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
     5,000   IBM Corp.                                                  7.63        10/15/2018           6,201
                                                                                                    ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
     4,975   Dell International LLC (b)                                 4.50         4/29/2020           4,972
                                                                                                    ----------
             Total Information Technology                                                               31,405
                                                                                                    ----------
             MATERIALS (1.9%)
             ----------------
             DIVERSIFIED CHEMICALS (0.3%)
    15,000   E.I. Du Pont De Nemours                                    2.80         2/15/2023          14,496
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.4%)
     3,000   Ball Corp.                                                 5.00         3/15/2022           3,082
     3,883   Greif, Inc.                                                6.75         2/01/2017           4,330
     9,875   Reynolds Group Holdings, Inc. (b)                          4.00        12/01/2018           9,891
                                                                                                    ----------
                                                                                                        17,303
                                                                                                    ----------
             PAPER PACKAGING (0.1%)
     5,000   Sealed Air Corp. (a)                                       6.88         7/15/2033           5,075
                                                                                                    ----------
             PAPER PRODUCTS (0.1%)
     2,000   Clearwater Paper Corp.                                     7.13        11/01/2018           2,127
     5,000   Mercer International, Inc.                                 9.50        12/01/2017           5,425
                                                                                                    ----------
                                                                                                         7,552
                                                                                                    ----------
             SPECIALTY CHEMICALS (0.5%)
     5,000   Cytec Industries, Inc.                                     8.95         7/01/2017           5,921
    15,000   RPM International, Inc. (d)                                6.13        10/15/2019          17,107
                                                                                                    ----------
                                                                                                        23,028
                                                                                                    ----------
             STEEL (0.5%)
     5,000   Allegheny Ludlum Corp.                                     6.95        12/15/2025           5,560
     5,000   Allegheny Technologies, Inc.                               9.38         6/01/2019           6,208
    10,000   Allegheny Technologies, Inc.                               5.95         1/15/2021          10,906
                                                                                                    ----------
                                                                                                        22,674
                                                                                                    ----------
             Total Materials                                                                            90,128
                                                                                                    ----------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    10,000   Centel Capital Corp.                                       9.00        10/15/2019          11,930
    10,000   CenturyLink, Inc.                                          5.80         3/15/2022          10,300
     2,000   CenturyLink, Inc.                                          6.75        12/01/2023           2,155
     8,409   Frontier Communications Corp.                              7.88         1/15/2027           8,503
     5,000   Qwest Corp.                                                6.75        12/01/2021           5,680
    15,000   Verizon Communications, Inc.                               4.50         9/15/2020          16,370
                                                                                                    ----------
                                                                                                        54,938
                                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,222   Cellco Partnership/Verizon Wireless                        8.50        11/15/2018           2,816
                                                                                                    ----------
             Total Telecommunication Services                                                           57,754
                                                                                                    ----------
             UTILITIES (4.7%)
             ----------------
             ELECTRIC UTILITIES (1.9%)
     5,000   Cleveland Electric Illuminating Co.                        8.88        11/15/2018           6,382
     3,500   Duquesne Light Holdings, Inc. (a)                          5.90        12/01/2021           3,999
     4,000   Entergy Arkansas, Inc.                                     3.05         6/01/2023           3,921
       711   FPL Energy American Wind (a)                               6.64         6/20/2023             731

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    5,000   Gulf Power Co.                                              4.90%      10/01/2014      $    5,073
    10,000   IPALCO Enterprises, Inc.                                    5.00        5/01/2018          10,700
     5,000   Nevada Power Co.                                            7.13        3/15/2019           6,143
     4,000   NextEra Energy Capital Holdings, Inc.                       6.65        6/15/2067           4,028
     5,000   NextEra Energy Capital Holdings, Inc.                       7.30        9/01/2067           5,529
     5,000   Oglethorpe Power Corp.                                      6.10        3/15/2019           5,800
    20,000   PPL Capital Funding, Inc.                                   6.70        3/30/2067          20,213
     5,000   South Carolina Electric & Gas Co.                           5.30        5/15/2033           5,697
    10,000   Southern California Edison Co.                              6.25                -(e)       10,748
     3,515   Tri-State General & Transport Association Pass-Through
                Trust (a)                                                6.04        1/31/2018           3,690
                                                                                                    ----------
                                                                                                        92,654
                                                                                                    ----------
             GAS UTILITIES (0.9%)
     8,000   AGL Capital Corp.                                           6.38        7/15/2016           8,895
     4,000   Atmos Energy Corp.                                          8.50        3/15/2019           5,112
    10,000   Florida Gas Transmission Co. (a)                            5.45        7/15/2020          11,192
    10,000   National Fuel Gas Co.                                       4.90       12/01/2021          10,748
     5,000   Southern Star Central Gas Pipeline, Inc. (a)                6.00        6/01/2016           5,407
                                                                                                    ----------
                                                                                                        41,354
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     5,000   AES Corp.                                                   4.88        5/15/2023           4,813
    10,000   Monongahela Power Co. (a)                                   4.10        4/15/2024          10,463
                                                                                                    ----------
                                                                                                        15,276
                                                                                                    ----------
             MULTI-UTILITIES (1.6%)
     5,000   Ameren Illinois Co.                                         9.75       11/15/2018           6,541
     5,000   Black Hills Corp.                                           5.88        7/15/2020           5,741
    10,000   Black Hills Corp.                                           4.25       11/30/2023          10,462
    10,492   Integrys Energy Group, Inc.                                 6.11       12/01/2066          10,538
     5,000   Nisource Finance Corp.                                     10.75        3/15/2016           5,761
     5,000   Northwestern Corp.                                          6.34        4/01/2019           5,805
    10,000   Puget Sound Energy, Inc.                                    6.97        6/01/2067          10,383
    20,000   Wisconsin Energy Corp.                                      6.25        5/15/2067          20,689
                                                                                                    ----------
                                                                                                        75,920
                                                                                                    ----------
             Total Utilities                                                                           225,204
                                                                                                    ----------
             Total Corporate Obligations (cost: $1,884,676)                                          2,001,857
                                                                                                    ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (17.5%)

             CONSUMER DISCRETIONARY (0.8%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.6%)
    10,000   American Honda Finance Corp. (a)                            7.63       10/01/2018          12,247
     5,000   Daimler Finance N.A., LLC (a)                               1.65        4/10/2015           5,056
     5,000   Daimler Finance N.A., LLC (a)                               1.88        1/11/2018           5,025
     5,000   Daimler Finance N.A., LLC (a)                               2.25        7/31/2019           4,962
                                                                                                    ----------
                                                                                                        27,290
                                                                                                    ----------
             PUBLISHING (0.2%)
    10,000   Pearson Funding Four plc (a)                                3.75        5/08/2022           9,861
                                                                                                    ----------
             Total Consumer Discretionary                                                               37,151
                                                                                                    ----------
             CONSUMER STAPLES (0.4%)
             -----------------------
             DISTILLERS & VINTNERS (0.2%)
    10,000   Pernod Ricard SA (a)                                        4.25        7/15/2022          10,427
                                                                                                    ----------
             PACKAGED FOODS & MEAT (0.2%)
    10,000   Kerry Group Financial Services (a)                          3.20        4/09/2023           9,395
                                                                                                    ----------
             Total Consumer Staples                                                                     19,822
                                                                                                    ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             ENERGY (1.5%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
$   10,000   BP Capital Markets plc                                     1.63%        8/17/2017      $   10,064
     4,000   Husky Energy, Inc.                                         7.25        12/15/2019           4,938
    10,000   Petrobras Global Finance                                   3.00         1/15/2019           9,708
    10,000   Shell International Finance                                3.63         8/21/2042           9,075
                                                                                                    ----------
                                                                                                        33,785
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     3,500   Talisman Energy, Inc.                                      7.75         6/01/2019           4,281
    10,000   Woodside Finance Ltd. (a)                                  8.75         3/01/2019          12,715
                                                                                                    ----------
                                                                                                        16,996
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     5,000   GS Caltex Corp. (a)                                        5.50        10/15/2015           5,303
                                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    14,124   TransCanada Pipelines Ltd.                                 6.35         5/15/2067          14,707
                                                                                                    ----------
             Total Energy                                                                               70,791
                                                                                                    ----------
             FINANCIALS (8.1%)
             -----------------
             DIVERSIFIED BANKS (5.2%)
     5,000   Abbey National Treasury Services plc                       4.00         3/13/2024           5,134
     6,000   Banco Santander Chile (a)                                  5.38        12/09/2014           6,164
     4,000   Banco Santander Chile (a)                                  1.13 (c)     4/11/2017           4,003
    10,000   Bank of Montreal (a)                                       2.85         6/09/2015          10,275
    10,000   Bank of Montreal                                           2.50         1/11/2017          10,375
    10,000   Bank of Nova Scotia                                        1.85         1/12/2015          10,110
     5,000   Barclays Bank plc (a)                                      6.05        12/04/2017           5,681
    10,000   BBVA Bancomer SA Texas (a)                                 4.38         4/10/2024           9,963
     5,000   BNP Paribas (a)                                            7.20                 -(e)        5,625
     4,479   Canadian Imperial Bank (a)                                 7.26         4/10/2032           5,428
     5,000   Caribbean Development Bank (a)                             4.38        11/09/2027           5,028
    10,000   Commonwealth Bank of Australia                             1.95         3/16/2015          10,142
    15,000   DNB Bank ASA (a)                                           3.20         4/03/2017          15,798
    10,000   DNB Boligkreditt AS (a)                                    2.90         3/29/2016          10,419
     5,000   HBOS plc (a)                                               6.75         5/21/2018           5,705
    25,000   HSBC Bank plc                                              0.69 (c)             -(e)       17,250
     5,000   National Australia Bank Ltd. (a)                           1.18 (c)     7/25/2014           5,013
     5,000   National Australia Bank Ltd.                               2.00         3/09/2015           5,070
     5,000   National Australia Bank Ltd.                               3.00         1/20/2023           4,820
     5,000   Nordea Bank AB (a)                                         2.25         3/20/2015           5,084
    10,000   Rabobank Nederland                                         3.38         1/19/2017          10,616
    10,000   Rabobank Nederland                                         3.88         2/08/2022          10,479
    10,000   Rabobank Nederland                                         3.95        11/09/2022          10,077
    10,000   Royal Bank of Canada                                       0.92 (c)    10/30/2014          10,034
     5,000   Royal Bank of Scotland Group plc                           6.13        12/15/2022           5,340
    10,000   Santander UK plc (a)                                       5.00        11/07/2023          10,579
     4,355   Standard Chartered Bank (a)                                6.40         9/26/2017           4,951
    10,000   Sumitomo Mitsui Banking Corp. (a)                          1.18 (c)     7/22/2014          10,021
    10,000   Swedbank AB (a)                                            1.75         3/12/2018           9,936
    10,000   Westpac Banking Corp. (a)                                  2.45        11/28/2016          10,368
                                                                                                    ----------
                                                                                                       249,488
                                                                                                    ----------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000   Credit Suisse Group, AG                                    5.50         5/01/2014           5,000
     4,000   Credit Suisse Guernsey (a)                                 1.63         3/06/2015           4,043
    10,000   UBS AG London (a)                                          1.88         1/23/2015          10,110
                                                                                                    ----------
                                                                                                        19,153
                                                                                                    ----------

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (0.2%)
$   10,000   Great-West Life & Annuity Insurance Capital, LP (a)        7.15%        5/16/2046      $   10,400
                                                                                                    ----------
             MULTI-LINE INSURANCE (0.4%)
    19,072   ZFS Finance USA Trust II (a)                               6.45        12/15/2065          20,645
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    15,000   ING Bank N.V. (a)                                          3.75         3/07/2017          15,970
     5,000   ING Capital Funding Trust III                              3.83 (c)             -(e)        5,012
    20,000   KFW                                                        0.30 (c)     3/13/2015          19,991
                                                                                                    ----------
                                                                                                        40,973
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
    20,000   QBE Capital Funding III Ltd. (a)                           7.25         5/24/2041          21,480
     5,000   XL Group plc                                               6.50                 -(e)        4,950
                                                                                                    ----------
                                                                                                        26,430
                                                                                                    ----------
             REGIONAL BANKS (0.0%)
     5,000   Kaupthing Bank hf, acquired 6/22/2006;
                cost $4,942 (a),(f),(g),(h)                             7.13         5/19/2016               -
                                                                                                    ----------
             REINSURANCE (0.3%)
    15,000   Swiss Re Capital I, LP (a)                                 6.85                 -(e)       16,099
                                                                                                    ----------
             REITs - RESIDENTIAL (0.1%)
     5,000   Deutsche Annington Finance BV (a)                          3.20        10/02/2017           5,153
                                                                                                    ----------
             Total Financials                                                                          388,341
                                                                                                    ----------
             GOVERNMENT (0.3%)
             -----------------
             FOREIGN GOVERNMENT (0.3%)
    15,000   Region of Lombardy (d)                                     5.80        10/25/2032          15,339
                                                                                                    ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
     3,444   Roche Holdings, Inc. (a)                                   6.00         3/01/2019           4,061
                                                                                                    ----------
                                                                                                         4,061
                                                                                                    ----------
             INDUSTRIALS (2.1%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
    15,000   Sydney Airport Finance Co. Pty. Ltd. (a)                   3.90         3/22/2023          14,908
                                                                                                    ----------
             AIRLINES (1.1%)
    15,375   Air Canada Pass-Through Trust (a)                          4.13         5/15/2025          15,413
    19,998   British Airways Pass-Through Trust (a)                     4.63         6/20/2024          20,948
     4,785   Virgin Australia Trust (a)                                 6.00         4/23/2022           4,976
     9,655   Virgin Australia Trust (a)                                 5.00        10/23/2023          10,234
                                                                                                    ----------
                                                                                                        51,571
                                                                                                    ----------
             AIRPORT SERVICES (0.2%)
    10,000   Heathrow Funding Ltd. (a)                                  4.88         7/15/2021          10,871
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    10,000   Hutchison Whampoa International Ltd. (a)                   2.00        11/08/2017          10,090
     5,000   Hutchison Whampoa International Ltd. (a)                   4.63         1/13/2022           5,332
     7,000   Smiths Group plc (a)                                       3.63        10/12/2022           6,827
                                                                                                    ----------
                                                                                                        22,249
                                                                                                    ----------
             Total Industrials                                                                          99,599
                                                                                                    ----------
             MATERIALS (3.3%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    10,000   Braskem Finance Ltd. (i)                                   6.45         2/03/2024          10,425
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             CONSTRUCTION MATERIALS (0.5%)
$   10,000   CRH America, Inc.                                          6.00%        9/30/2016      $   11,125
    10,000   Holcim US Finance S.a r.l. & Cie S.C.S. (a)                6.00        12/30/2019          11,422
     2,000   Lafarge SA (a)                                             6.20         7/09/2015           2,120
                                                                                                    ----------
                                                                                                        24,667
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.7%)
     5,000   Anglo American Capital plc (a)                             2.63         9/27/2017           5,104
     2,034   Glencore Canada Corp.                                      5.38         6/01/2015           2,129
     3,000   Glencore Canada Corp.                                      6.00        10/15/2015           3,210
    10,000   Glencore Funding, LLC (a)                                  2.50         1/15/2019           9,793
     5,000   Rio Tinto Finance (USA) Ltd.                               9.00         5/01/2019           6,574
     5,000   Xstrata Finance Canada Ltd. (a)                            2.85        11/10/2014           5,043
                                                                                                    ----------
                                                                                                        31,853
                                                                                                    ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     8,000   Yara International ASA (a)                                 5.25        12/15/2014           8,206
     2,000   Yara International ASA (a)                                 7.88         6/11/2019           2,437
                                                                                                    ----------
                                                                                                        10,643
                                                                                                    ----------
             GOLD (0.9%)
    10,000   Barrick NA Finance, LLC                                    6.80         9/15/2018          11,759
    20,000   Goldcorp, Inc.                                             3.70         3/15/2023          19,233
    10,000   Kinross Gold Corp. (a)                                     5.95         3/15/2024          10,143
                                                                                                    ----------
                                                                                                        41,135
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.2%)
    10,000   Ardagh Packaging Finance plc (a)                           7.38        10/15/2017          10,650
                                                                                                    ----------
             PRECIOUS METALS & MINERALS (0.2%)
    10,000   Fresnillo plc (a)                                          5.50        11/13/2023          10,300
                                                                                                    ----------
             STEEL (0.4%)
     5,000   ArcelorMittal                                              9.50         2/15/2015           5,313
    10,000   ArcelorMittal                                              6.75         2/25/2022          11,125
     5,000   Vale Overseas Ltd.                                         4.38         1/11/2022           5,092
                                                                                                    ----------
                                                                                                        21,530
                                                                                                    ----------
             Total Materials                                                                           161,203
                                                                                                    ----------
             UTILITIES (0.9%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
    30,000   Electricite De France S.A. (a)                             5.25                 -(e)       30,690
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,200   Transalta Corp.                                            6.65         5/15/2018          11,625
                                                                                                    ----------
             Total Utilities                                                                            42,315
                                                                                                    ----------
             Total Eurodollar and Yankee Obligations (cost: $802,147)                                  838,622
                                                                                                    ----------
             FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
CAD 15,000   Province of Alberta                                        2.55        12/15/2022          13,379
CAD 20,000   Province of Ontario                                        2.85         6/02/2023          17,885
                                                                                                    ----------
             Total Foreign Government Obligations (cost: $34,611)                                       31,264
                                                                                                    ----------
             ASSET-BACKED SECURITIES (2.9%)

             ASSET-BACKED FINANCING (2.9%)
     2,445   Access Group, Inc.                                         0.49 (c)     4/25/2029           2,412
     3,271   ACS Pass Through Trust (a)                                 0.46 (c)     6/14/2037           3,123
    10,000   AESOP Funding II, LLC (a)                                  3.41        11/20/2017          10,503
     2,329   AmeriCredit Automobile Receivables Trust                   2.76         5/09/2016           2,347
     6,000   AmeriCredit Automobile Receivables Trust                   4.20        11/08/2016           6,196
     1,498   Ari Fleet Lease Trust (a)                                  0.70 (c)     3/15/2020           1,499

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    3,427   ARL First, LLC (a),(g)                                     1.90% (c)   12/15/2042      $    3,491
     7,377   Arran Residential Mortgages Funding plc (a)                1.69 (c)    11/19/2047           7,457
     1,672   Centre Point Funding, LLC (a)                              5.43         7/20/2016           1,718
     2,012   CIT Equipment Collateral (a)                               1.10         8/22/2016           2,015
     2,000   CIT Equipment Collateral (a)                               1.69         8/22/2016           2,003
     5,000   Citibank Credit Card Issuance Trust                        5.10        11/20/2017           5,353
     2,000   Citibank Credit Card Issuance Trust                        5.35         2/07/2020           2,270
     5,000   Credit Acceptance Auto Loan Trust (a)                      2.29         4/15/2022           5,021
     7,000   Element Rail Leasing I, LLC (a),(g)                        3.67         4/19/2044           7,001
     1,510   Enterprise Fleet Financing, LLC (a)                        1.62         5/20/2017           1,513
     2,042   Enterprise Fleet Financing, LLC (a)                        1.14        11/20/2017           2,046
    10,000   Exeter Automobile Receivables Trust (a)                    2.42         1/15/2019          10,060
     6,314   Fosse Master Issuer plc (a)                                1.63 (c)    10/18/2054           6,331
     7,757   Gracechurch Mortgage Financing plc (a)                     1.78 (c)    11/20/2056           7,832
    10,000   Hertz Vehicle Financing, LLC (a)                           5.93         3/25/2016          10,300
     3,331   Holmes Master Issuer plc (a)                               1.78 (c)    10/15/2054           3,357
    15,000   Permanent Master Issuer plc (a)                            1.78 (c)     7/15/2042          15,094
       379   Prestige Auto Receivables Trust "B" (a)                    2.87         7/16/2018             379
     4,150   Rental Car Finance Corp. (a)                               4.38         2/25/2016           4,237
       115   Santander Drive Auto Receivables Trust (a)                 1.48         5/15/2017             115
     3,255   SLM Student Loan Trust                                     0.78 (c)    10/25/2038           2,983
     8,341   SLM Student Loan Trust                                     0.46 (c)     1/25/2041           7,364
     1,563   Wheels SPV, LLC (a)                                        1.19         3/20/2021           1,567
     2,000   Wheels SPV, LLC (a)                                        1.53         3/20/2021           2,015
                                                                                                    ----------
                                                                                                       137,602
                                                                                                    ----------
             Total Asset-Backed Securities (cost: $133,866)                                            137,602
                                                                                                    ----------
             COMMERCIAL MORTGAGE SECURITIES (10.3%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.5%)
     5,125   Banc of America Commercial Mortgage, Inc.                  5.47        11/10/2042           5,303
     4,000   Banc of America Commercial Mortgage, Inc. (a)              5.52         7/10/2043           4,066
     5,000   Banc of America Commercial Mortgage, Inc.                  6.05         7/10/2044           5,282
     3,295   Banc of America Commercial Mortgage, Inc.                  5.90         5/10/2045           3,369
     7,000   Banc of America Commercial Mortgage, Inc.                  5.32        10/10/2045           7,366
     3,013   Bear Stearns Commercial Mortgage Securities, Inc.          5.61         3/11/2039           3,045
     8,000   Bear Stearns Commercial Mortgage Securities, Inc.          4.99         9/11/2042           8,330
    11,932   Commercial Mortgage Trust                                  5.12         6/10/2044          12,422
     8,765   Commercial Mortgage Trust                                  5.40         7/15/2044           9,104
     8,600   Commercial Mortgage Trust                                  3.25        10/15/2045           8,420
     5,925   Commercial Mortgage Trust (a)                              3.42        10/15/2045           5,912
     6,000   Commercial Mortgage Trust                                  2.77        12/10/2045           5,777
     4,000   Commercial Mortgage Trust                                  3.61         6/10/2046           4,077
    10,000   Commercial Mortgage Trust                                  5.35        12/10/2046          10,942
     3,000   Credit Suisse Commercial Mortgage Trust                    5.64         2/15/2039           3,193
     6,750   Credit Suisse First Boston Mortgage Securities Corp.       0.40         4/15/2037           6,467
     8,700   Credit Suisse First Boston Mortgage Securities Corp.       5.10         8/15/2038           9,118
     8,085   Credit Suisse First Boston Mortgage Securities Corp.       5.23        12/15/2040           8,491
     5,000   GE Capital Commercial Mortgage Corp.                       5.46         3/10/2044           5,039
     4,000   GE Capital Commercial Mortgage Corp.                       5.07         7/10/2045           4,182
    10,000   GE Capital Commercial Mortgage Corp.                       5.61        12/10/2049          10,535
     7,000   GMAC Commercial Mortgage Securities Inc.                   5.29        11/10/2045           7,367
    13,500   GS Mortgage Securities Corp. II                            5.62         4/10/2038          14,492
    10,000   GS Mortgage Securities Corp. II                            5.76         4/10/2038          10,248
     1,000   GS Mortgage Securities Corp. II                            5.53         8/10/2038           1,009
     3,000   GS Mortgage Securities Corp. II                            6.04         8/10/2038           3,000
    10,264   GS Mortgage Securities Corp. II                            4.78         7/10/2039          10,512
     6,000   GS Mortgage Securities Corp. II                            3.21         5/10/2045           6,227
     5,000   GS Mortgage Securities Corp. II                            3.38         5/10/2045           5,097

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    5,000   GS Mortgage Securities Trust                               3.28%        2/10/2046      $    4,892
     5,000   GS Mortgage Securities Trust (a)                           3.68         2/10/2046           4,974
     5,000   GS Mortgage Securities Trust                               4.24         8/10/2046           5,323
     5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.84         7/15/2042           5,190
     6,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00        10/15/2042           6,314
     6,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04        10/15/2042           6,195
     3,030   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.49         4/15/2043           3,093
     2,604   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.81         6/12/2043           2,813
    15,000   J.P. Morgan Chase Commercial Mortgage Securities Corp. (a) 5.69        11/15/2043          16,801
    10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.41        12/15/2044          10,537
     3,257   J.P. Morgan Chase Commercial Mortgage Securities Corp.     6.03         4/15/2045           3,354
     5,697   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.82         5/15/2045           6,191
     4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.48         5/15/2045           4,253
    10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.27         6/15/2045          10,613
     9,000   J.P. Morgan Chase Commercial Mortgage Securities Trust     4.44         2/15/2047           9,518
    10,000   J.P. Morgan Chase Commercial Mortgage Securities Trust     5.37         5/15/2047          10,518
     6,927   LB-UBS Commercial Mortgage Trust                           4.95         9/15/2030           7,189
     5,000   LB-UBS Commercial Mortgage Trust                           5.38        11/15/2038           5,450
     3,001   LB-UBS Commercial Mortgage Trust                           5.34         9/15/2039           3,108
     9,450   LB-UBS Commercial Mortgage Trust                           5.32        11/15/2040           9,996
     1,952   Merrill Lynch Mortgage Trust                               5.02         7/12/2038           1,981
    10,643   Merrill Lynch Mortgage Trust                               5.14         7/12/2038          11,069
     3,000   Morgan Stanley Capital I , Inc.                            3.77         3/15/2045           3,075
     2,644   Morgan Stanley Capital I, Inc.                             5.97         8/12/2041           2,706
     3,444   Morgan Stanley Capital I, Inc.                             5.17         1/14/2042           3,511
     8,499   Morgan Stanley Capital I, Inc.                             5.37        12/15/2043           9,258
     1,429   Morgan Stanley Capital I, Inc.                             5.17        10/12/2052           1,446
     5,000   Timberstar Trust (a)                                       5.88        10/15/2036           5,398
     8,000   UBS Commercial Mortgage Trust                              4.17         5/10/2045           8,367
    15,000   UBS Commercial Mortgage Trust                              4.82         5/10/2045          16,170
     5,000   Wachovia Bank Commercial Mortgage Trust                    4.85        10/15/2041           5,073
     9,798   Wachovia Bank Commercial Mortgage Trust                    5.08         3/15/2042          10,018
     1,695   Wachovia Bank Commercial Mortgage Trust                    4.81         4/15/2042           1,716
       465   Wachovia Bank Commercial Mortgage Trust                    5.58         3/15/2045             465
     4,564   Wachovia Bank Commercial Mortgage Trust                    5.57        10/15/2048           4,951
     5,000   WF-RBS Commercial Mortgage Trust                           3.35         5/15/2045           4,922
    10,000   WF-RBS Commercial Mortgage Trust                           4.09         6/15/2045          10,471
    20,000   WF-RBS Commercial Mortgage Trust                           3.65        12/15/2046          20,730
                                                                                                    ----------
                                                                                                       456,041
                                                                                                    ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    49,171   Commercial Mortgage Pass-Through
                Certificates, acquired 5/22/2012; cost $6,816(f)        2.40         5/15/2045           5,778
    73,485   Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,851(f)                              2.15        10/15/2045           8,379
    39,824   GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $6,084(f)                               2.77         5/10/2045           5,011
   190,667   GS Mortgage Securities Trust X1, acquired
                6/27/2013; cost $4,998(a),(f)                           0.39         5/03/2032           4,880
    62,797   UBS Commercial Mortgage Trust, acquired
                9/26/2012; cost $9,675(a),(f)                           2.51         5/10/2045           8,108

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   35,250   WF Commercial Mortgage Trust, acquired
                9/21/2012; cost $4,890(a),(f)                           2.28%       10/15/2045      $    4,097
                                                                                                    ----------
                                                                                                        36,253
                                                                                                    ----------
             Total Commercial Mortgage Securities (cost: $472,678)                                     492,294
                                                                                                    ----------
             U.S. GOVERNMENT AGENCY ISSUES (3.4%)(j)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
    74,128   Freddie Mac (+)                                            1.73        10/25/2018           4,631
    70,557   Freddie Mac (+)                                            1.67         3/25/2019           4,571
    62,870   Freddie Mac (+)                                            1.60         1/25/2022           5,464
    98,594   Freddie Mac (+)                                            1.61         5/25/2022           9,191
    75,140   Freddie Mac (+)                                            1.64         6/25/2022           7,295
    72,187   Freddie Mac (+)                                            1.03        10/25/2022           4,355
    98,695   Freddie Mac (+)                                            1.18        11/25/2022           7,025
                                                                                                    ----------
                                                                                                        42,532
                                                                                                    ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.3%)
    17,788   Fannie Mae (+)                                             2.50         2/01/2028          17,949
     4,174   Fannie Mae (+)                                             5.00         6/01/2033           4,610
     1,846   Fannie Mae (+)                                             5.50         7/01/2021           2,017
     4,617   Fannie Mae (+)                                             5.50         9/01/2035           5,139
     2,003   Fannie Mae (+)                                             5.50        10/01/2035           2,228
       989   Fannie Mae (+)                                             5.50         1/01/2036           1,097
     2,545   Fannie Mae (+)                                             5.50         4/01/2036           2,830
     2,308   Fannie Mae (+)                                             5.50         2/01/2037           2,553
     2,309   Fannie Mae (+)                                             5.50         3/01/2037           2,564
     1,324   Fannie Mae (+)                                             5.50        11/01/2037           1,463
     4,434   Fannie Mae (+)                                             5.50         5/01/2038           4,901
     2,820   Fannie Mae (+)                                             6.00         5/01/2036           3,164
     1,863   Fannie Mae (+)                                             6.00         6/01/2036           2,085
     2,922   Fannie Mae (+)                                             6.00         8/01/2037           3,274
       531   Fannie Mae (+)                                             6.50         4/01/2031             599
         7   Fannie Mae (+)                                             6.50         7/01/2031               8
       963   Fannie Mae (+)                                             6.50         3/01/2032           1,098
        25   Fannie Mae (+)                                             7.00        10/01/2022              27
        13   Fannie Mae (+)                                             7.00         3/01/2023              14
        39   Fannie Mae (+)                                             7.00         4/01/2023              40
    17,909   Freddie Mac (+)                                            3.50         5/01/2042          18,220
       824   Freddie Mac (+)                                            5.00         6/01/2020             887
     1,915   Freddie Mac (+)                                            5.00         1/01/2021           2,063
     2,355   Freddie Mac (+)                                            5.50        11/01/2020           2,570
       514   Freddie Mac (+)                                            5.50        12/01/2020             546
     1,905   Freddie Mac (+)                                            5.50        12/01/2035           2,110
     1,307   Freddie Mac (+)                                            5.50         4/01/2036           1,446
     5,601   Government National Mortgage Assn. I                       5.00         8/15/2033           6,248
       112   Government National Mortgage Assn. I                       6.00         8/15/2028             125
       281   Government National Mortgage Assn. I                       6.00         9/15/2028             317
       318   Government National Mortgage Assn. I                       6.00         9/15/2028             358
     2,542   Government National Mortgage Assn. I                       6.00         9/15/2028           2,922
       640   Government National Mortgage Assn. I                       6.00        10/15/2028             735
       316   Government National Mortgage Assn. I                       6.00         1/15/2029             359
       161   Government National Mortgage Assn. I                       6.00         1/15/2029             181
        47   Government National Mortgage Assn. I                       6.00         1/15/2029              52
       468   Government National Mortgage Assn. I                       6.00         1/15/2033             540
        18   Government National Mortgage Assn. I                       6.50         6/15/2023              21
        11   Government National Mortgage Assn. I                       6.50         7/15/2023              13
       218   Government National Mortgage Assn. I                       6.50         7/15/2023             246
        68   Government National Mortgage Assn. I                       6.50         9/15/2023              77
       232   Government National Mortgage Assn. I                       6.50        10/15/2023             262
        32   Government National Mortgage Assn. I                       6.50        10/15/2023              36
       218   Government National Mortgage Assn. I                       6.50        10/15/2023             246

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$      214   Government National Mortgage Assn. I                       6.50%       12/15/2023      $      242
       395   Government National Mortgage Assn. I                       6.50        12/15/2023             446
        88   Government National Mortgage Assn. I                       6.50         1/15/2024              99
       196   Government National Mortgage Assn. I                       6.50         2/15/2024             222
        87   Government National Mortgage Assn. I                       6.50         4/15/2026              98
       461   Government National Mortgage Assn. I                       6.50         5/15/2028             533
       689   Government National Mortgage Assn. I                       6.50        10/15/2031             779
        57   Government National Mortgage Assn. I                       7.00         5/15/2023              65
        57   Government National Mortgage Assn. I                       7.00         5/15/2023              63
        46   Government National Mortgage Assn. I                       7.00         5/15/2023              51
        70   Government National Mortgage Assn. I                       7.00         5/15/2023              77
       162   Government National Mortgage Assn. I                       7.00         6/15/2023             179
       126   Government National Mortgage Assn. I                       7.00         6/15/2023             138
       137   Government National Mortgage Assn. I                       7.00         8/15/2023             149
        27   Government National Mortgage Assn. I                       7.00         8/15/2023              30
       156   Government National Mortgage Assn. I                       7.00         8/15/2023             170
        40   Government National Mortgage Assn. I                       7.00         8/15/2023              43
        94   Government National Mortgage Assn. I                       7.00         9/15/2023             102
        42   Government National Mortgage Assn. I                       7.00         1/15/2026              46
        31   Government National Mortgage Assn. I                       7.00         3/15/2026              34
        15   Government National Mortgage Assn. I                       7.00         3/15/2026              17
       306   Government National Mortgage Assn. I                       7.00        10/15/2027             360
       419   Government National Mortgage Assn. I                       7.00         6/15/2029             471
       196   Government National Mortgage Assn. I                       7.00         6/15/2029             219
        23   Government National Mortgage Assn. I                       7.00         7/15/2029              23
       339   Government National Mortgage Assn. I                       7.00         8/15/2031             386
       160   Government National Mortgage Assn. I                       7.00         7/15/2032             182
       192   Government National Mortgage Assn. I                       7.50         7/15/2023             214
       136   Government National Mortgage Assn. I                       7.50         6/15/2026             154
       224   Government National Mortgage Assn. I                       7.50         6/15/2026             251
       138   Government National Mortgage Assn. I                       7.50         7/15/2026             154
       200   Government National Mortgage Assn. I                       7.50         5/15/2027             226
       233   Government National Mortgage Assn. I                       7.50         2/15/2028             278
       200   Government National Mortgage Assn. I                       7.50        12/15/2028             239
       176   Government National Mortgage Assn. I                       7.50         8/15/2029             200
     1,056   Government National Mortgage Assn. II                      5.50         4/20/2033           1,182
       992   Government National Mortgage Assn. II                      6.00         8/20/2032           1,120
       721   Government National Mortgage Assn. II                      6.00         9/20/2032             813
       318   Government National Mortgage Assn. II                      6.50         8/20/2031             377
                                                                                                    ----------
                                                                                                       108,672
                                                                                                    ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    10,000   Totem Ocean Trailer Express, Inc., Title XI                6.37         4/15/2028          11,317
                                                                                                    ----------
             Total U.S. Government Agency Issues (cost: $152,936)                                      162,521
                                                                                                    ----------

             U.S. TREASURY SECURITIES (10.2%)

             INFLATION-INDEXED NOTES (1.4%)
    56,043   2.38%, 1/15/2025                                                                           66,800
                                                                                                    ----------
             BONDS (2.1%)
    40,000   2.75%, 8/15/2042                                                                           34,925
    10,000   2.75%, 11/15/2042                                                                           8,712
    30,000   3.88%, 8/15/2040                                                                           32,587
    20,000   4.25%, 11/15/2040                                                                          23,069
                                                                                                    ----------
                                                                                                        99,293
                                                                                                    ----------

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             NOTES (6.7%)
$   20,000   1.63%, 8/15/2022                                                                       $   18,728
    20,000   1.63%, 11/15/2022                                                                          18,641
    25,000   2.00%, 2/15/2022                                                                           24,324
    10,000   2.00%, 2/15/2023                                                                            9,573
    25,000   2.63%, 8/15/2020                                                                           25,844
    55,000   2.63%, 11/15/2020                                                                          56,725
    15,000   3.38%, 11/15/2019                                                                          16,232
    55,000   3.50%, 5/15/2020                                                                           59,827
    85,000   3.63%, 2/15/2020                                                                           93,095
                                                                                                    ----------
                                                                                                       322,989
                                                                                                    ----------
             Total U.S. Treasury Securities (cost: $463,786)                                           489,082
                                                                                                    ----------
             MUNICIPAL BONDS (6.3%)

             AIRPORT/PORT (1.3%)
    17,000   Chicago Midway Airport                                     3.53%        1/01/2041(k)       17,631
     5,000   Chicago O'Hare International Airport                       5.00         1/01/2021           5,729
    12,570   Dallas-Fort Worth International Airport Facilities         4.00        11/01/2021          13,558
     2,265   Dallas-Fort Worth International Airport Facilities         4.44        11/01/2021           2,419
     5,000   Port of Oakland                                            4.50         5/01/2030           5,182
    11,700   Port of Oakland                                            4.50         5/01/2032          11,916
     2,385   Port of Seattle                                            3.00         8/01/2015           2,460
     4,350   Port of Seattle                                            4.00         8/01/2016           4,661
                                                                                                    ----------
                                                                                                        63,556
                                                                                                    ----------
             APPROPRIATED DEBT (0.8%)
     5,600   Brevard County School Board                                1.70         7/01/2017           5,606
     3,250   Jacksonville                                               2.00        10/01/2019           3,186
     3,000   Jacksonville                                               2.37        10/01/2020           2,956
     5,000   Kannapolis Ltd.                                            7.28         3/01/2027           5,233
    10,000   Miami-Dade County School Board                             5.38         5/01/2031          11,064
       850   New Jersey EDA                                             5.18        11/01/2015             861
     6,000   Palm Beach County School Board                             5.40         8/01/2025           6,426
       850   Placentia Yorba Linda USD                                  5.40         8/01/2021             921
                                                                                                    ----------
                                                                                                        36,253
                                                                                                    ----------
             CASINOS & GAMING (0.1%)
     6,395   Mashantucket (Western) Pequot Tribe (l)                    7.35         7/01/2026           3,501
                                                                                                    ----------
             COMMUNITY SERVICE (0.1%)
     2,750   Art Institute of Chicago                                   3.23         3/01/2022           2,726
                                                                                                    ----------
             EDUCATION (0.7%)
     2,000   Austin Texas Community College District Public Auth.       6.91         8/01/2035           2,539
     9,520   Indiana State                                              2.13         7/15/2019           9,500
     5,000   New Jersey EDA (i)                                         2.42         6/15/2018           5,029
    10,000   New Jersey EDA                                             5.25         9/01/2022          11,728
     2,000   Torrance USD                                               5.52         8/01/2021           2,260
                                                                                                    ----------
                                                                                                        31,056
                                                                                                    ----------
             ELECTRIC UTILITIES (0.3%)
     5,000   Appling County Dev. Auth                                   2.40         1/01/2038(k)        4,963
     5,000   Burke County Dev. Auth.                                    1.25         1/01/2052(k)        5,030
     5,000   Water Dev. Auth.                                           4.00        12/01/2033(k)        5,234
                                                                                                    ----------
                                                                                                        15,227
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             ELECTRIC/GAS UTILITIES (0.7%)
$    2,000   Jackson Energy Auth.                                       2.90%        4/01/2022      $    1,902
     2,745   Jackson Energy Auth.                                       3.05         4/01/2023           2,599
     3,915   Jackson Energy Auth.                                       3.20         4/01/2024           3,702
    10,000   Long Island Power Auth.                                    5.25         5/01/2022          10,558
     6,928   Pedernales Electric Cooperative, Inc. (a)                  5.95        11/15/2022           7,849
     4,535   Piedmont Municipal Power Agency                            4.34         1/01/2017           4,579
                                                                                                    ----------
                                                                                                        31,189
                                                                                                    ----------
             ESCROWED BONDS (0.0%)
     1,000   New Jersey Turnpike Auth. (INS)(PRE)                       4.25         1/01/2016           1,027
                                                                                                    ----------
             GENERAL OBLIGATION (0.8%)
     1,250   City and County of Honolulu                                2.51        11/01/2022           1,187
     5,000   City and County of Honolulu                                2.51        11/01/2022           4,737
       900   City and County of Honolulu                                2.81        11/01/2023             848
       730   City and County of Honolulu                                2.91        11/01/2024             677
       680   City and County of Honolulu                                3.06        11/01/2025             631
       775   City and County of Honolulu                                3.16        11/01/2026             722
       625   City and County of Honolulu                                3.26        11/01/2027             585
       690   City and County of Honolulu                                3.36        11/01/2028             638
     1,250   Las Virgenes USD                                           5.54         8/01/2025           1,360
     2,200   Marin County (INS)                                         4.89         8/01/2016           2,375
     1,800   State of Mississippi                                       2.83        12/01/2024           1,717
     2,000   State of Mississippi                                       3.03        12/01/2025           1,901
    10,000   State of Washington                                        5.25         2/01/2036          11,349
    10,000   Town of Stratford                                          5.75         8/15/2030          10,727
                                                                                                    ----------
                                                                                                        39,454
                                                                                                    ----------
             HOSPITAL (0.2%)
    10,000   Rochester Health Care Facilities                           4.50        11/15/2038(k)       11,598
                                                                                                    ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.7%)
     9,000   Colony Local Dev. Corp. (INS)                              4.38        10/01/2033           8,624
     5,000   Maine Municipal Bond Bank                                  4.25         6/01/2023           5,159
     5,000   New Jersey Transportation Trust Fund Auth.                 1.76        12/15/2018           4,926
     3,320   New Jersey Transportation Trust Fund Auth.                 5.50        12/15/2022           4,034
     5,000   New York City Transitional Finance Auth.                   5.00         2/01/2035           5,470
     5,000   Transportation Trust Fund Auth. (INS)                      5.25        12/15/2022           5,980
                                                                                                    ----------
                                                                                                        34,193
                                                                                                    ----------
             TOLL ROADS (0.2%)
     7,305   New Jersey Turnpike Auth. (INS)                            4.25         1/01/2016           7,576
     3,000   North Texas Tollway Auth.                                  5.00         9/01/2031           3,345
                                                                                                    ----------
                                                                                                        10,921
                                                                                                    ----------
             WATER/SEWER UTILITY (0.4%)
     5,000   Houston Utility System                                     5.00        11/15/2033           5,545
    10,825   New York Municipal Water Finance Auth.                     5.25         6/15/2040          12,078
     2,500   Tohopekaliga Water Auth.                                   5.25        10/01/2036           2,755
                                                                                                    ----------
                                                                                                        20,378
                                                                                                    ----------
             Total Municipal Bonds (cost: $285,716)                                                    301,079
                                                                                                    ----------

================================================================================

17  | USAA Income Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (3.6%)

             COMMON STOCKS (1.5%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.1%)
    40,000   Kimberly-Clark Corp.                                                         $    4,490
                                                                                          ----------
             ENERGY (0.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
    41,780   Chevron Corp.                                                                     5,244
    80,000   Royal Dutch Shell plc ADR                                                         6,299
                                                                                          ----------
                                                                                              11,543
                                                                                          ----------
             Total Energy                                                                     11,543
                                                                                          ----------
             FINANCIALS (0.5%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
    50,000   Bank of Montreal                                                                  3,447
    50,000   Canadian Imperial Bank of Commerce                                                4,462
                                                                                          ----------
                                                                                               7,909
                                                                                          ----------
             REITs - MORTGAGE (0.2%)
    89,000   American Capital Agency Corp.                                                     2,021
   419,700   MFA Financial, Inc.                                                               3,328
   314,400   Two Harbors Investment Corp.                                                      3,264
                                                                                          ----------
                                                                                               8,613
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   400,000   People's United Financial, Inc.                                                   5,712
                                                                                          ----------
             Total Financials                                                                 22,234
                                                                                          ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
   119,300   Merck & Co., Inc.                                                                 6,986
                                                                                          ----------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
   150,000   General Electric Co.                                                              4,034
                                                                                          ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
   125,000   Intel Corp.                                                                       3,336
                                                                                          ----------
             MATERIALS (0.0%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
    33,000   Potash Corp. of Saskatchewan, Inc.                                                1,193
                                                                                          ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   128,050   AT&T, Inc.                                                                        4,572
    21,000   Verizon Communications, Inc.                                                        981
                                                                                          ----------
                                                                                               5,553
                                                                                          ----------
             Total Telecommunication Services                                                  5,553
                                                                                          ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                                                                 VALUE
SHARES       SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
   130,000   Southern Co.                                                                          $    5,958
                                                                                                   ----------
             MULTI-UTILITIES (0.2%)
   200,000   CMS Energy Corp.                                                                           6,062
    15,200   Dominion Resources, Inc.                                                                   1,103
    30,400   NiSource, Inc.                                                                             1,104
                                                                                                   ----------
                                                                                                        8,269
                                                                                                   ----------
             Total Utilities                                                                           14,227
                                                                                                   ----------
             Total Common Stocks (cost: $56,749)                                                       73,596
                                                                                                   ----------
             PREFERRED STOCKS (2.1%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
   200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                               5,899
   172,520   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                18,691
                                                                                                   ----------
                                                                                                       24,590
                                                                                                   ----------
             Total Consumer Staples                                                                    24,590
                                                                                                   ----------
             FINANCIALS (1.4%)
             -----------------
             PROPERTY & CASUALTY INSURANCE (0.1%)
    $5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                             5,188
                                                                                                   ----------

             REGIONAL BANKS (0.2%)
    10,800   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                   11,104
                                                                                                   ----------
             REITs - INDUSTRIAL (0.5%)
   344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                         20,799
                                                                                                   ----------
             REITs - OFFICE (0.1%)
   200,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                       5,133
                                                                                                   ----------
             REITs - RESIDENTIAL (0.5%)
   142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
               redeemable, perpetual                                                                    8,741
   250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                  14,961
                                                                                                   ----------
                                                                                                       23,702
                                                                                                   ----------
             Total Financials                                                                          65,926
                                                                                                   ----------
             INDUSTRIALS (0.1%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
     3,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
               perpetual(a)                                                                             3,127
                                                                                                   ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual              5,188
                                                                                                   ----------
             Total Preferred Stocks (cost: $85,886)                                                    98,831
                                                                                                   ----------
             Total Equity Securities (cost: $142,635)                                                 172,427
                                                                                                   ----------

================================================================================

19  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                   RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.7%)

             COMMERCIAL PAPER (2.6%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             PACKAGED FOODS & MEAT (0.6%)
$   30,000   McCormick & Co.  (a),(m)                                  0.12%        5/05/2014      $   29,999
                                                                                                   ----------
             FINANCIALS (0.5%)
             -----------------
             ASSET-BACKED FINANCING (0.5%)
     1,180   Hannover Funding Co., LLC  (a),(m)                        0.16         5/13/2014           1,180
    14,514   Ridgefield Funding Co., LLC  (a)                          0.14         5/12/2014          14,513
     6,396   Ridgefield Funding Co., LLC  (a)                          0.14         5/13/2014           6,396
                                                                                                   ----------
                                                                                                       22,089
                                                                                                   ----------
             Total Financials                                                                          22,089
                                                                                                   ----------
             INDUSTRIALS (0.3%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
    15,221   Precision Castparts Corp. (a),(m)                         0.09         5/06/2014          15,221
                                                                                                   ----------
             UTILITIES (1.2%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
     6,914   Florida Power & Light Co.                                 0.12         5/01/2014           6,914
    12,573   Florida Power & Light Co.                                 0.11         5/02/2014          12,573
    15,000   Wisconsin Electric Power Co.                              0.12         5/02/2014          15,000
    12,000   Wisconsin Electric Power Co.                              0.11         5/07/2014          12,000
    10,922   Wisconsin Power & Light                                   0.09         5/01/2014          10,922
                                                                                                   ----------
                                                                                                       57,409
                                                                                                   ----------
             Total Utilities                                                                           57,409
                                                                                                   ----------
             Total Commercial Paper                                                                   124,718
                                                                                                   ----------
             VARIABLE-RATE DEMAND NOTES (0.1%)

             ENERGY (0.1%)
             -------------
             OIL & GAS REFINING & MARKETING (0.1%)
     5,000   Port of Port Arthur Navigation District                   0.33        12/01/2039           5,000
                                                                                                   ----------
             FINANCIALS (0.0%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.0%)
     2,000   New York City Housing Dev. Corp.  (LOC - RBS
               Citizens, N.A.)                                         0.36         3/01/2048           2,000
                                                                                                   ----------
             Total Variable-Rate Demand Notes                                                           7,000
                                                                                                   ----------
             Total Money Market Instruments (cost: $131,718)                                          131,718
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $4,504,769)                                                  $4,758,466
                                                                                                   ==========

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $          --     $ 2,001,857     $         --    $ 2,001,857
  Eurodollar and Yankee Obligations                      --         838,622               --        838,622
  Foreign Government Obligations                         --          31,264               --         31,264
  Asset-Backed Securities                                --         127,110           10,492        137,602
  Commercial Mortgage Securities                         --         492,294               --        492,294
  U.S. Government Agency Issues                          --         162,521               --        162,521
  U.S. Treasury Securities                          489,082              --               --        489,082
  Municipal Bonds                                        --         301,079               --        301,079
Equity Securities:
  Common Stocks                                      73,596              --               --         73,596
  Preferred Stocks                                       --          98,831               --         98,831
Money Market Instruments:
  Commercial Paper                                       --         124,718               --        124,718
  Variable-Rate Demand Notes                             --           7,000               --          7,000
-----------------------------------------------------------------------------------------------------------
Total                                         $     562,678     $ 4,185,296     $     10,492    $ 4,758,466
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   COMMERCIAL
                                                                    MORTGAGE
                                                                   SECURITIES
------------------------------------------------------------------------------
Balance as of July 31, 2013                                            $ 3,781
Purchases                                                                7,000
Sales                                                                     (330)
Transfers into Level 3                                                       -
Transfers out of Level 3                                                     -
Net realized gain (loss) on investments                                      -
Change in net unrealized appreciation/depreciation on investments           41
------------------------------------------------------------------------------
Balance as of April 30, 2014                                           $10,492
------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

================================================================================

23  | USAA Income Fund

================================================================================

considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, certain bonds, which are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $287,037,000 and $33,340,000, respectively, resulting in net unrealized appreciation of $253,697,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,780,258,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.5% of net assets at April 30, 2014.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the

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25  | USAA Income Fund

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rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD       Canadian dollars
EDA       Economic Development Authority
PRE       Prerefunded to a date prior to maturity
REIT      Real estate investment trust
Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD       Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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                                         Notes to Portfolio of Investments |  26

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(b)  Senior loan (loan) -- is not registered under the Securities Act of 1933.
     The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2014.
(d) At April 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2014, was $36,253,000, which represented 0.8% of the Fund's net assets.
(g) Security was fair valued at April 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $10,492,000, which represented 0.2% of net assets of the Fund.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) At April 30, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $10,242,000, which included when-issued securities of $5,029,000.
(j) U.S. government agency issues -- Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

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27  | USAA Income Fund

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(l)  Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(n)  In U.S. dollars unless otherwise noted.

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                                         Notes to Portfolio of Investments |  28

 ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------